Stockholders' Equity (Details) - Schedule of Share Based Stock Option Valuation Assumptions - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Stock Option Valuation Assumptions Abstract
Risk-free interest rate	1.19%	1.09%	0.93%
Volatility	69.62%	252.08%	241.88%
Exercise price (in Dollars per share)		$ 6.04	$ 5.48
Dividend yield		0.00%	0.00%
Forfeiture rate		0.00%	0.00%
Expected life (years)		6 years 4 months 17 days	10 years